Basis of Preparation and Accounting Policies (Details)		12 Months Ended
	Dec. 14, 2021 $ / shares	Dec. 31, 2021 segment $ / shares
Property, Plant and Equipment [Line Items]
Stock conversion ratio	0.5	0.50
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.05	$ 0.10
New of reportable segments | segment		2
Jack-Up Rigs
Property, Plant and Equipment [Line Items]
Estimated useful life		30 years
Jack-Up Rig Equipment And Machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Jack-Up Rig Equipment And Machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		20 years